Provisions	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Provisions

32.Provisions

Non-current provisions:

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2024	159,679	1,831,932	1,991,611
Provisions recognized	223,229	19,131	242,360
Payments	-	(26,535)	(26,535)
Unwinding of discount	-	281,789	281,789
Transfers to current provisions	(83,117)	-	(83,117)
Remeasurements	-	176,581	176,581
Effect of changes in exchange rates	-	19,715	19,715
Inflation adjustment	(66,019)	(617,610)	(683,629)
Balance at 31 December 2024	233,772	1,685,003	1,918,775

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2023	113,460	2,191,118	2,304,578
Provisions recognized	179,870	104,757	284,627
Payments	-	(32,674)	(32,674)
Unwinding of discount	-	160,070	160,070
Transfers to current provisions	(66,452)	-	(66,452)
Remeasurements	-	394,089	394,089
Transfers to asset held for sale		(294,614)	(294,614)
Effect of changes in exchange rates	-	295,301	295,301
Inflation adjustment	(67,199)	(986,115)	(1,053,314)
Balance at 31 December 2023	159,679	1,831,932	1,991,611

Provision for legal claims is recognized for the probable cash outflows related to legal disputes. Refer to Note 37.

The Group is required to incur certain costs in respect of a liability to dismantle and remove assets and to restore sites on which the assets were located. The dismantling costs are calculated according to best estimate of future expected payments discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability.

32.Provisions (continued)

Current provisions:

	Legal claims (**)	Bonus (*)	Total
Balance at 1 January 2024	649,603	2,202,662	2,852,265
Provisions recognized	(29,560)	5,546,720	5,517,160
Payments	(198,164)	(2,364,447)	(2,562,611)
Transfers from non-current provisions	83,117	-	83,117
Effect of changes in exchange rates	-	4,362	4,362
Inflation adjustment	(182,192)	(1,061,743)	(1,243,935)
Balance at 31 December 2024	322,804	4,327,554	4,650,358

	Legal claims (**)	Bonus (*)	Total
Balance at 1 January 2023	75,821	1,717,983	1,793,804
Provisions recognized	739,276	3,836,212	4,575,488
Payments	(34,060)	(2,140,239)	(2,174,299)
Transfers from non-current provisions	66,452	-	66,452
Transfers to asset held for sale	(14,460)	(253,298)	(267,758)
Effect of changes in exchange rates	131	55,261	55,392
Inflation adjustment	(183,557)	(1,013,257)	(1,196,814)
Balance at 31 December 2023	649,603	2,202,662	2,852,265
(*)	Includes share-based payment (Note 29).
(**)	Refer to Note 37.